MD&A - Risk management and control - Market Risk (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Value At Risk [Table]
Management VaR	$ 12	$ 11
Diversification effect	(5)	(8)
Global Wealth Management
Value At Risk [Table]
Management VaR	2	1
Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
Asset Management
Value At Risk [Table]
Management VaR	0	0
Investment Bank
Value At Risk [Table]
Management VaR	11	10
Group Functions
Value At Risk [Table]
Management VaR	4	6
Minimum
Value At Risk [Table]
Management VaR	4	8
Minimum | Global Wealth Management
Value At Risk [Table]
Management VaR	1	0
Minimum | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
Minimum | Asset Management
Value At Risk [Table]
Management VaR	0	0
Minimum | Investment Bank
Value At Risk [Table]
Management VaR	3	7
Minimum | Group Functions
Value At Risk [Table]
Management VaR	4	4
Maximum
Value At Risk [Table]
Management VaR	36	31
Maximum | Global Wealth Management
Value At Risk [Table]
Management VaR	3	2
Maximum | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
Maximum | Asset Management
Value At Risk [Table]
Management VaR	0	0
Maximum | Investment Bank
Value At Risk [Table]
Management VaR	36	32
Maximum | Group Functions
Value At Risk [Table]
Management VaR	8	7
Average
Value At Risk [Table]
Management VaR	11	13
Diversification effect	(6)	(5)
Average | Global Wealth Management
Value At Risk [Table]
Management VaR	1	1
Average | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
Average | Asset Management
Value At Risk [Table]
Management VaR	0	0
Average | Investment Bank
Value At Risk [Table]
Management VaR	11	12
Average | Group Functions
Value At Risk [Table]
Management VaR	5	5
Equity prices
Value At Risk [Table]
Management VaR	8	6
Diversification effect	0	0
Equity prices | Global Wealth Management
Value At Risk [Table]
Management VaR	0	0
Equity prices | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
Equity prices | Asset Management
Value At Risk [Table]
Management VaR	0	0
Equity prices | Investment Bank
Value At Risk [Table]
Management VaR	7	10
Equity prices | Group Functions
Value At Risk [Table]
Management VaR	0	0
Equity prices | Minimum
Value At Risk [Table]
Management VaR	1	3
Equity prices | Maximum
Value At Risk [Table]
Management VaR	35	29
Equity prices | Average
Value At Risk [Table]
Management VaR	7	10
Interest rate risk
Value At Risk [Table]
Management VaR	11	8
Diversification effect	(5)	(4)
Interest rate risk | Global Wealth Management
Value At Risk [Table]
Management VaR	1	1
Interest rate risk | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
Interest rate risk | Asset Management
Value At Risk [Table]
Management VaR	0	0
Interest rate risk | Investment Bank
Value At Risk [Table]
Management VaR	9	7
Interest rate risk | Group Functions
Value At Risk [Table]
Management VaR	4	4
Interest rate risk | Minimum
Value At Risk [Table]
Management VaR	7	6
Interest rate risk | Maximum
Value At Risk [Table]
Management VaR	13	11
Interest rate risk | Average
Value At Risk [Table]
Management VaR	9	8
Credit spreads
Value At Risk [Table]
Management VaR	7	8
Diversification effect	(5)	(4)
Credit spreads | Global Wealth Management
Value At Risk [Table]
Management VaR	2	1
Credit spreads | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
Credit spreads | Asset Management
Value At Risk [Table]
Management VaR	0	0
Credit spreads | Investment Bank
Value At Risk [Table]
Management VaR	7	6
Credit spreads | Group Functions
Value At Risk [Table]
Management VaR	4	3
Credit spreads | Minimum
Value At Risk [Table]
Management VaR	5	5
Credit spreads | Maximum
Value At Risk [Table]
Management VaR	11	11
Credit spreads | Average
Value At Risk [Table]
Management VaR	7	7
Foreign exchange
Value At Risk [Table]
Management VaR	6	3
Diversification effect	(1)	(1)
Foreign exchange | Global Wealth Management
Value At Risk [Table]
Management VaR	0	0
Foreign exchange | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
Foreign exchange | Asset Management
Value At Risk [Table]
Management VaR	0	0
Foreign exchange | Investment Bank
Value At Risk [Table]
Management VaR	3	4
Foreign exchange | Group Functions
Value At Risk [Table]
Management VaR	1	1
Foreign exchange | Minimum
Value At Risk [Table]
Management VaR	1	2
Foreign exchange | Maximum
Value At Risk [Table]
Management VaR	9	7
Foreign exchange | Average
Value At Risk [Table]
Management VaR	3	4
Commodities
Value At Risk [Table]
Management VaR	3	3
Diversification effect	0	0
Commodities | Global Wealth Management
Value At Risk [Table]
Management VaR	0	0
Commodities | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
Commodities | Asset Management
Value At Risk [Table]
Management VaR	0	0
Commodities | Investment Bank
Value At Risk [Table]
Management VaR	3	4
Commodities | Group Functions
Value At Risk [Table]
Management VaR	0	0
Commodities | Minimum
Value At Risk [Table]
Management VaR	2	2
Commodities | Maximum
Value At Risk [Table]
Management VaR	5	6
Commodities | Average
Value At Risk [Table]
Management VaR	3	4
UBS AG
Value At Risk [Table]
Management VaR	12	11
Diversification effect	(5)	(8)
UBS AG | Global Wealth Management
Value At Risk [Table]
Management VaR	2	1
UBS AG | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
UBS AG | Asset Management
Value At Risk [Table]
Management VaR	0	0
UBS AG | Investment Bank
Value At Risk [Table]
Management VaR	11	10
UBS AG | Group Functions
Value At Risk [Table]
Management VaR	4	6
UBS AG | Minimum
Value At Risk [Table]
Management VaR	4	8
UBS AG | Minimum | Global Wealth Management
Value At Risk [Table]
Management VaR	1	0
UBS AG | Minimum | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
UBS AG | Minimum | Asset Management
Value At Risk [Table]
Management VaR	0	0
UBS AG | Minimum | Investment Bank
Value At Risk [Table]
Management VaR	3	7
UBS AG | Minimum | Group Functions
Value At Risk [Table]
Management VaR	4	4
UBS AG | Maximum
Value At Risk [Table]
Management VaR	36	31
UBS AG | Maximum | Global Wealth Management
Value At Risk [Table]
Management VaR	3	2
UBS AG | Maximum | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
UBS AG | Maximum | Asset Management
Value At Risk [Table]
Management VaR	0	0
UBS AG | Maximum | Investment Bank
Value At Risk [Table]
Management VaR	36	32
UBS AG | Maximum | Group Functions
Value At Risk [Table]
Management VaR	8	7
UBS AG | Average
Value At Risk [Table]
Management VaR	11	13
Diversification effect	(6)	(5)
UBS AG | Average | Global Wealth Management
Value At Risk [Table]
Management VaR	1	1
UBS AG | Average | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
UBS AG | Average | Asset Management
Value At Risk [Table]
Management VaR	0	0
UBS AG | Average | Investment Bank
Value At Risk [Table]
Management VaR	11	12
UBS AG | Average | Group Functions
Value At Risk [Table]
Management VaR	5	5
UBS AG | Equity prices
Value At Risk [Table]
Management VaR	8	6
Diversification effect	0	0
UBS AG | Equity prices | Global Wealth Management
Value At Risk [Table]
Management VaR	0	0
UBS AG | Equity prices | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
UBS AG | Equity prices | Asset Management
Value At Risk [Table]
Management VaR	0	0
UBS AG | Equity prices | Investment Bank
Value At Risk [Table]
Management VaR	7	10
UBS AG | Equity prices | Group Functions
Value At Risk [Table]
Management VaR	0	0
UBS AG | Equity prices | Minimum
Value At Risk [Table]
Management VaR	1	3
UBS AG | Equity prices | Maximum
Value At Risk [Table]
Management VaR	35	29
UBS AG | Equity prices | Average
Value At Risk [Table]
Management VaR	7	10
UBS AG | Interest rate risk
Value At Risk [Table]
Management VaR	11	8
Diversification effect	(5)	(4)
UBS AG | Interest rate risk | Global Wealth Management
Value At Risk [Table]
Management VaR	1	1
UBS AG | Interest rate risk | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
UBS AG | Interest rate risk | Asset Management
Value At Risk [Table]
Management VaR	0	0
UBS AG | Interest rate risk | Investment Bank
Value At Risk [Table]
Management VaR	9	7
UBS AG | Interest rate risk | Group Functions
Value At Risk [Table]
Management VaR	4	4
UBS AG | Interest rate risk | Minimum
Value At Risk [Table]
Management VaR	7	6
UBS AG | Interest rate risk | Maximum
Value At Risk [Table]
Management VaR	13	11
UBS AG | Interest rate risk | Average
Value At Risk [Table]
Management VaR	9	8
UBS AG | Credit spreads
Value At Risk [Table]
Management VaR	7	8
Diversification effect	(5)	(4)
UBS AG | Credit spreads | Global Wealth Management
Value At Risk [Table]
Management VaR	2	1
UBS AG | Credit spreads | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
UBS AG | Credit spreads | Asset Management
Value At Risk [Table]
Management VaR	0	0
UBS AG | Credit spreads | Investment Bank
Value At Risk [Table]
Management VaR	7	6
UBS AG | Credit spreads | Group Functions
Value At Risk [Table]
Management VaR	4	3
UBS AG | Credit spreads | Minimum
Value At Risk [Table]
Management VaR	5	5
UBS AG | Credit spreads | Maximum
Value At Risk [Table]
Management VaR	11	11
UBS AG | Credit spreads | Average
Value At Risk [Table]
Management VaR	7	7
UBS AG | Foreign exchange
Value At Risk [Table]
Management VaR	6	3
Diversification effect	(1)	(1)
UBS AG | Foreign exchange | Global Wealth Management
Value At Risk [Table]
Management VaR	0	0
UBS AG | Foreign exchange | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
UBS AG | Foreign exchange | Asset Management
Value At Risk [Table]
Management VaR	0	0
UBS AG | Foreign exchange | Investment Bank
Value At Risk [Table]
Management VaR	3	4
UBS AG | Foreign exchange | Group Functions
Value At Risk [Table]
Management VaR	1	1
UBS AG | Foreign exchange | Minimum
Value At Risk [Table]
Management VaR	1	2
UBS AG | Foreign exchange | Maximum
Value At Risk [Table]
Management VaR	9	7
UBS AG | Foreign exchange | Average
Value At Risk [Table]
Management VaR	3	4
UBS AG | Commodities
Value At Risk [Table]
Management VaR	3	3
Diversification effect	0	0
UBS AG | Commodities | Global Wealth Management
Value At Risk [Table]
Management VaR	0	0
UBS AG | Commodities | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
UBS AG | Commodities | Asset Management
Value At Risk [Table]
Management VaR	0	0
UBS AG | Commodities | Investment Bank
Value At Risk [Table]
Management VaR	3	4
UBS AG | Commodities | Group Functions
Value At Risk [Table]
Management VaR	0	0
UBS AG | Commodities | Minimum
Value At Risk [Table]
Management VaR	2	2
UBS AG | Commodities | Maximum
Value At Risk [Table]
Management VaR	5	6
UBS AG | Commodities | Average
Value At Risk [Table]
Management VaR	$ 3	$ 4